UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05385

Deutsche DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-250-2500

Date of fiscal year end: 11/30

Date of reporting period: *7/1/18-6/30/19

*On August 1, 2018, DWS CROCI® Equity Dividend Fund and DWS Mid Cap Value Fund each transferred all of their assets and liabilities from DWS CROCI® Equity Dividend Fund and DWS Mid Cap Value Fund, each a series of Deutsche DWS Value Series, Inc., a
Maryland Corporation, to two new series of Deutsche DWS Investment Trust, while retaining the same fund names. The funds’ Deutsche DWS Investment Trust
Form N-PX was filed on 8/27/19. (CIK:  0000088064)(Filing no. 811-00043).

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05385
Reporting Period: 07/01/2018 - 06/30/2019
Deutsche DWS Value Series, Inc..

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Value Series, Inc.

By (Signature and Title) /s/Hepsen Uzcan
Hepsen Uzcan, Chief Executive Officer and President

Date 8/15/19